Cash Flow Information - Reconciliation of Net Cash Flow to Movement in Net Debt (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	₺ (18,964,748)
Cash inflows	(27,447,776)	₺ (44,862,572)
Cash outflows	32,680,332	45,225,874
Other non-cashmovements	(5,814,639)	(6,626,809)
Borrowings, ending balance	(19,546,831)	(18,964,748)
As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(18,964,748)	(11,664,861)
Borrowings, ending balance		(18,964,748)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(1,036,380)
Borrowings, ending balance		(1,036,380)
Debt securities issued [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(5,210,562)
Cash inflows	(311,649)	(2,188,313)
Cash outflows	563,241	432,140
Other non-cashmovements	(1,006,820)	(1,578,868)
Borrowings, ending balance	(5,965,790)	(5,210,562)
Debt securities issued [member] | As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(5,210,562)	(1,875,521)
Borrowings, ending balance		(5,210,562)
Loans Issued [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(13,531,027)
Cash inflows	(29,060,490)	(43,728,604)
Cash outflows	32,003,647	44,339,377
Other non-cashmovements	(2,219,012)	(3,603,892)
Borrowings, ending balance	(12,806,882)	(13,531,027)
Loans Issued [member] | As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(13,531,027)	(10,537,908)
Borrowings, ending balance		(13,531,027)
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(1,413,956)
Cash outflows	1,215,320	1,164,879
Other non-cashmovements	(1,334,419)	(1,419,735)
Borrowings, ending balance	(1,533,055)	(1,413,956)
Lease liabilities [member] | As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(1,413,956)	(122,720)
Borrowings, ending balance		(1,413,956)
Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(1,036,380)
Borrowings, ending balance		(1,036,380)
Derivative Assets, net [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Derivative Assets Net	1,190,797
Cash inflows	1,924,363	1,054,345
Cash outflows	(1,101,876)	(710,522)
Other non-cashmovements	(1,254,388)	(24,314)
Derivative Assets Net	758,896	1,190,797
Derivative Assets, net [member] | As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Derivative Assets Net	1,190,797	871,288
Derivative Assets Net		1,190,797
Financial Liabilities Derivative Excluding Components [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(20,155,545)
Cash inflows	(29,372,139)	(45,916,917)
Cash outflows	33,782,208	45,936,396
Other non-cashmovements	(4,560,251)	(6,602,495)
Borrowings, ending balance	(20,305,727)	(20,155,545)
Financial Liabilities Derivative Excluding Components [member] | As previously reported [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	(20,155,545)	(12,536,149)
Borrowings, ending balance		(20,155,545)
Financial Liabilities Derivative Excluding Components [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings, beginning balance	₺ (1,036,380)
Borrowings, ending balance		₺ (1,036,380)